Annual Total Returns[BarChart] - NVIT SP 500 Index Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.75%	15.73%	32.07%	13.29%	1.17%	11.59%	21.53%	(4.64%)	31.19%	18.12%